Fair values of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets Excluding Derivatives

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2025
Financial assets at fair value through profit or loss
Loans and advances to customers	–	1,711	282	1,993
Equity shares	281	–	5	286
Total financial assets at fair value through profit or loss	281	1,711	287	2,279
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	22,867	308	–	23,175
Asset-backed securities	–	168	50	218
Corporate and other debt securities	1,273	11,591	–	12,864
Total financial assets at fair value through other comprehensive income	24,140	12,067	50	36,257
Total financial assets (excluding derivatives) at fair value	24,421	13,778	337	38,536
At 31 December 2024
Financial assets at fair value through profit or loss
Loans and advances to customers	–	1,813	276	2,089
Equity shares	228	–	4	232
Total financial assets at fair value through profit or loss	228	1,813	280	2,321
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	15,131	115	–	15,246
Asset-backed securities	–	149	48	197
Corporate and other debt securities	1,147	13,754	–	14,901
Total financial assets at fair value through other comprehensive income	16,278	14,018	48	30,344
Total financial assets (excluding derivatives) at fair value	16,506	15,831	328	32,665

Schedule of Movements in Level 3 - Portfolio, Financial Liabilities Excluding Derivatives	The table below analyses movements in level 3 financial assets (excluding derivatives) at fair value, recurring basis.

	2025			2024
	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m
At 1 January	280	48	328	270	53	323
Exchange and other adjustments	–	3	3	–	(2)	(2)
(Losses) gains recognised in the income statement within other income	(14)	2	(12)	41	(1)	40
Purchases/increases to customer loans	51	–	51	4	–	4
Sales/repayments of customer loans	(30)	(3)	(33)	(35)	(2)	(37)
At 31 December	287	50	337	280	48	328
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(13)	5	(8)	36	(1)	35
The table below analyses movements in the level 3 financial liabilities (excluding derivatives) at fair value portfolio.

	2025 £m	2024 £m
At 1 January	22	23
(Gains) losses recognised in the income statement within other income	(2)	3
Redemptions	(3)	(4)
At 31 December	17	22
(Gains) losses recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	(2)	3
The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2025		2024
	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	–	(143)	–	(139)
Gains (losses) recognised in the income statement within other income	–	8	–	(24)
Redemptions	–	17	–	20
At 31 December	–	(118)	–	(143)
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	–	6	–	(24)

Schedule of Financial Liabilities Excluding Derivatives	The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page 109). The fair value measurement approach is recurring in nature.
There were no significant transfers between level 1 and 2 during the year.

	2025				2024
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Debt securities in issue designated at fair value through profit or loss	–	4,226	17	4,243	–	4,608	22	4,630

Schedule of Derivatives

	2025				2024
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	–	3,260	–	3,260	–	4,235	–	4,235
Derivative liabilities	–	(4,168)	(118)	(4,286)	–	(5,644)	(143)	(5,787)

Schedule of Financial Liabilities Excluding Derivatives

	2025				2024
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	–	3,260	–	3,260	–	4,235	–	4,235
Derivative liabilities	–	(4,168)	(118)	(4,286)	–	(5,644)	(143)	(5,787)

Schedule of Sensitivity of Level 3 Valuations

			2025			2024
				Effect of reasonably possible alternative assumptions[1]			Effect of reasonably possible alternative assumptions[1]
	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/- 6%)[3]	282	19	(17)	276	19	(19)
Equity investments		n/a	5	1	(1)	4	1	(1)
			287			280
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/ consensus pricing	n/a	50	2	(2)	48	2	(2)
Level 3 financial assets carried at fair value			337			328
Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Interest rate spreads (+/- 50bps)[4]	17	2	(2)	22	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (12%/195%)[5]	7	–	–	13	–	–
Shared appreciation rights	Market values – property valuation	HPI (+/- 1%)[6]	111	11	(10)	130	12	(11)
			118			143
Level 3 financial liabilities carried at fair value			135			165
1Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
2Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
32024: +/- 50bps.
42024: +/- 50bps.
52024: 11%/183%.
62024: +/- 1%.

Schedule of Valuation Hierarchy for Financial Assets	The table below analyses the fair values of those financial assets of the Group which are carried at amortised cost by valuation methodology
(level 1, 2 or 3, as described on page 109). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2025
Loans and advances to banks	5,836	5,836	–	–	5,836
Loans and advances to customers	461,504	460,820	–	–	460,820
Reverse repurchase agreements	43,962	43,962	–	43,962	–
Debt securities	11,983	12,112	–	11,051	1,061
Due from fellow Lloyds Banking Group undertakings	1,182	1,182	–	–	1,182
At 31 December 2024
Loans and advances to banks	6,433	6,433	–	–	6,433
Loans and advances to customers	441,907	438,094	–	–	438,094
Reverse repurchase agreements	44,143	44,143	–	44,143	–
Debt securities	11,854	11,808	–	9,554	2,254
Due from fellow Lloyds Banking Group undertakings	560	560	–	–	560

Schedule of Valuation Hierarchy for Financial Liabilities	The table below analyses the fair values of those financial liabilities of the Group which are carried at amortised cost by valuation methodology
(level 1, 2 or 3, as described on page 109).

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2025
Deposits from banks	3,085	3,085	–	3,085	–
Customer deposits	465,207	466,567	–	466,567	–
Repurchase agreements at amortised cost	37,567	37,567	–	37,567	–
Due to fellow Lloyds Banking Group undertakings	3,852	3,852	–	3,852	–
Debt securities in issue at amortised cost	52,132	52,202	–	52,202	–
Subordinated liabilities	8,020	9,058	–	9,058	–
At 31 December 2024
Deposits from banks	3,144	3,144	–	3,144	–
Customer deposits	451,794	452,607	–	452,607	–
Repurchase agreements at amortised cost	37,760	37,760	–	37,760	–
Due to fellow Lloyds Banking Group undertakings	4,049	4,049	–	4,049	–
Debt securities in issue at amortised cost	45,281	45,382	–	45,382	–
Subordinated liabilities	7,211	7,304	–	7,304	–